May 4, 2007	Elizabeth P. Black
+1 617 526 6307 (t)
+1 617 526 5000 (f)
elizabeth.black@wilmerhale.com
BY ELECTRONIC SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Netezza Corporation
Amendment No. 1 to Registration Statement on Form S-1
Ladies and Gentlemen:
     Submitted herewith for filing on behalf of Netezza Corporation (the “Company”) is Amendment No. 1 to Registration Statement on Form S -1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of $100,000,000 in value of shares of Common Stock of the Company.
     Please contact the undersigned at (617) 526-6307 or Patrick J. Rondeau at (617) 526-6670 with any questions or comments you may have regarding this filing.
Best regards,

/s/ Elizabeth P. Black

Elizabeth P. Black
cc: Patrick J. Rondeau